Income Taxes - Reconciliation of effective tax rate (Details)	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Income Tax Disclosure [Abstract]
Federal statutory rate	(21.00%)	(26.50%)
Increase (decrease) in income taxes resulting from:
Change in fair value of purchase consideration	(40.20%)	28.50%
Expiration of net operating loss carryforward	9.90%	0.00%
Other	2.40%	0.90%
Tax rate change	0.00%	(88.70%)
Change in valuation allowance	48.90%	85.80%
Effective tax rate	0.00%	0.00%